Other capital reserve	12 Months Ended
Mar. 31, 2022
Other capital reserve

30. Other capital reserve

	Share-based payments	Equity Instruments	Warrant ( Refer Note 36 )	Total
April 1, 2020	665,696	341	23,258	689,295
Share-based payments expense during the year	79,721	-	-	79,721
Exercised during the year	(578,818)	-	-	(578,818)
Forfeited during the year	(2,622)	-	-	(2,622)
Expired during the year	(65,468)	-	-	(65,468)
March 31, 2021	98,510	341	23,258	122,109
Share-based payments expense during the year	209,557	-	-	209,557
Exercised during the year	(46,423)	-	-	(46,423)
Forfeited during the year	(440)	-	-	(440)
Expired during the year	(21,272)	-	-	(21,272)
March 31, 2022	239,932	341	23,258	263,531

30.1 Equity instruments

The Parent Company reserved 1,844 shares for the issuance at exercise price of INR 75.87 ($ 1). These shares are considered as equity instrument and are recorded at fair value at the date of transaction under IAS 32

30.2 Share based payments

2006 Share Plan and 2006 India Share Plan

The Parent Company has reserved an aggregate of 1,316,765 ordinary shares as at March 31, 2022 (1,316,765 ordinary shares as at March 31, 2021) for issuance to officers, directors and employees of the Company pursuant to its 2006 Share Plan and 2006 India Share Plan, both of which have been adopted by the board of directors (and the board of directors of Yatra India, in relation to the 2006 India Share Plan) and approved by the Parent Company shareholders (and the shareholders of Yatra India, in relation to the 2006 India Share Plan) (collectively, the “Plan”). Out of such reserved shares, options to purchase 204,777 ordinary shares have been granted and are outstanding as at March 31, 2022 (March 31, 2021: 219,986 ordinary shares).

The share-based payment awards have the following vesting period under the same plan:-

1) 60 months, the first tranche vests after two years, while the remaining awards vest in equal installments on quarterly basis over the remainder of the vesting period.

2) 12 equal installments over 12 months.

3) 50% vest over 16 equal quarterly installments starting Dec 1, 2013; 25% vest if the “2015 Milestones” are met and then in eight quarters starting July 1, 2015; 25% vest if the “2016 Milestones” are met and then in four quarters starting July 1, 2016.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

The Parent Company estimates the expected term of stock grants equivalent to its vesting period. The Parent Company has used the volatility of stocks of comparative companies with estimated life of options similar to its grants. The risk-free interest rate that is used in the option valuation model is based on U.S. treasury zero coupon bonds with a remaining term similar to the expected term of the options. The Parent Company does not anticipate paying any cash dividends in the foreseeable future and therefore has used an expected dividend yield of zero in the option valuation model. The Parent Company is required to estimate forfeitures at the time of grant and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. All stock-based payment awards are amortized on a graded-vesting basis over the requisite service periods of the awards, which are generally the vesting periods.

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31,
	2021		2022
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	458,912	328.12	219,986	318.33
Granted during the year	-	-	-	-
Forfeited during the year	238,926	317.79	-	-
Expired during the year	-	-	15,762	351.37
Exercised during the year	-	-	-	-
Number of options outstanding at the end of the year	219,986	318.33	204,224	329.23

Vested/exercisable	219,986	318.33	204,224	329.23

The weighted average remaining contractual life for the share options outstanding as at March 31, 2022 was 2.33 years (March 31, 2021: 3.29 years).

The range of exercise prices for options outstanding at the end of the year was INR 329.23 to INR 411.54 (March 31, 2021: INR 317.38 to INR 396.73).

During the year ended March 31, 2022, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR Nil (March 31, 2021: INR Nil and March 31, 2020: INR Nil).

The Parent Company did not grant any options during the fiscal year ended March 31, 2022 and March 31, 2021.

2016 Stock Option and Incentive Plan (the “2016 Plan”)

On December 13, 2016, the Parent Company’s board of directors approved the 2016 Plan and on December 15, 2016, the Parent Company shareholders approved the 2016 Plan. The 2016 Plan enables the Parent Company to make equity-based awards to its officers, employees, non-employee directors and consultants. The 2016 Plan provides for the grant of incentive share options, non-qualified share options, share appreciation rights, restricted share awards, restricted share units, unrestricted share awards, cash-based awards, performance share awards and dividend equivalent rights. The Parent Company has reserved for issuance 7,754,936 authorized but unissued ordinary shares under the 2016 Plan as on March 31, 2022, which shares are subject to an annual increase on January 1 of each year equal to three percent of the number of shares issued and outstanding on the immediately preceding December 31 or such lesser number of shares as determined by the administrator of the 2016 Plan. The 2016 Plan limits the number or value of shares that may be granted to any participant in any one calendar year, among other limits.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

During the year ended March 31, 2022, the Parent Company pursuant to the “2016 Plan”, options to purchase Nil (March 31, 2021: 466,100) ordinary shares have been granted and 407,323 (March 31, 2021: 681,227) are outstanding as at March 31, 2022.

The share-based payment awards have the following vesting period under the same plan:-

1) 197,749 share options will vest over a period of four years in equal quarterly installments, with first such vesting on February 1, 2018 equivalent to 1/16th of the total number of stock options and with the last such vesting on November 1, 2021

2) 140,000 share options will vest over a period of two years in equal monthly installments commencing from first vesting on March 1, 2018 equivalent to 1/24th of the total number of stock options, with the last such vesting on February 1, 2020

3) 21,769 share options will vest over a period of one year and four months in equal monthly installments commencing from first vesting on September 1, 2018 equivalent to 1/16th of the total number of stock options, with the last such vesting on June 1, 2022

4) 7,500 share options will vest over a period of one year in equal monthly installments commencing from first vesting on January 31, 2019 equivalent to 1/12th of the total number of stock options, with the last such vesting on December 31, 2019

5) 466,100 share options will vest over a period of four years in equal quarterly installments, with first such vesting on January 1, 2021 equivalent to 1/16th of the total number of stock options and with the last such vesting on October 01, 2024

The following table illustrates the number and weighted average exercise prices (WAEP) of, and movements in, share options during the year:

	March 31, 2021		March 31, 2022
	No. of shares	Weighted average EP per share	No. of shares	Weighted average EP per share
Number of options outstanding at the beginning of the year	235,247	640.98	681,227	293.23
Granted during the year	466,100	146.28	-	-
Forfeited during the year	6,420	731.40	115,257	154.20
Expired during the year	13,700	731.40	158,647	560.80
Number of options outstanding at the end of the year	681,227	293.23	407,323	246.66

Vested/exercisable	231,250	547.43	191,988	352.82

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

The weighted average remaining contractual life for the share options outstanding as at March 31, 2022 was 6.18 years (March 31, 2021: 5.98).

The range of exercise prices for options outstanding at the end of the year was INR 151.74 to INR 758.70 ( March 31, 2021: INR 146.28 to INR 731.40).

During the year ended March 31, 2022, share based payment expense for these options was recognized under personnel expenses (refer to Note 11) amounted to INR 11,192 (March 31, 2021: 10,987 and March 31, 2020: 2,309).

The following tables list the inputs to the model used for the years then ended:-

	March 31, 2021	March 31, 2022
Weighted average Fair value of ordinary share at the measurement date (USD)	1.96	-
Risk–free interest rate (%)	0.44%	-
Expected volatility (%)	74.58%	-
Expected life of share options	5.06	-
Dividend Yield	0.00%	-
Model used	Black-Scholes Valuation	-

The expected life of share options has been taken as mid-point between first and last available exercise date.

The expected volatility reflects the assumption based on historical volatility on the share prices of similar entities over a period.

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

Restricted Stock Unit Plan (RSU) and Performance Stock Units (PSU) “2016 Plan”

The Parent Company pursuant to the “2016 Plan” had approved a grant of 2,093,188 RSUs and PSU’s (March 31, 2021: 2,417,338) and 2,762,509 are outstanding as at March 31, 2022 (March 31, 2021: 1,222,271).

The stock units have the following vesting period:-

1. 7,277 RSUs granted, these RSUs would vest over a period of four years in equal quarterly installments, vesting period of which will commence from July 01, 2017 with first such vesting on September 30, 2017 equivalent to one-sixteenth of these RSAs and with the last vesting to be done on or before June 30, 2021.

2. 20,000 RSUs granted, these RSUs would vest over a period of time with first such vesting commencing from February 1, 2018 equivalent to 1/10th of the RSUs and rest of the RSUs vesting subsequently, in equal lots of 1/12th of such RSUs, at the end of every quarter commencing from February 1, 2018, with the last one twelfth vesting on February 1, 2021.

3. 479,336 RSUs granted, these RSUs would vest over a period of one year in equal quarterly installments with first such vesting commencing from April 1, 2018 equivalent to 1/4th of these RSUs and with the last vesting effectuating on January 1, 2019.

4. 5,000 RSUs granted, vesting of these RSAs would commence from April 1, 2018 with first vesting equivalent to 1/4th of the Balance RSAs for the employee and 1/16th getting vested at the end of each subsequent quarters till April 1, 2021

5. 687,857 RSUs granted, vesting of these RSUs would commence from July 1, 2020 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on June 30, 2024.

6. 1,609,934 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $1.80 to$10.00.

7. 692,000 RSUs granted, vesting of these RSUs would commence from June 4, 2021 with first vesting equivalent to equal monthly installments over a period of four years, with last such vesting on March 1, 2025. Out of these 29,793 RSUs have been considered vested on grant date.

8. 1,280,154 PSUs granted, vesting of these PSUs is linked to the performance of the Yatra share price and the trigger price points range from $2.50 to $4.00.

9. 121,034 RSUs granted to directors on quarterly basis in lieu of compensation for the financial year ended March 31, 2022. During the Financial Year 2021, 119,547 RSUs granted to directors in lieu of compensation with first vesting equivalent of 3/4th on December 31, 2020 and remaining 1/4th on March 31, 2021.

	March 31, 2021	March 31, 2022
	No. of shares	No. of shares
Number of RSU/PSU’s outstanding at the beginning of the year	271,780	1,222,271
Granted during the year	2,417,338	2,093,188
Forfeited during the year	-	-
Expired during the year	-	93,737
Vested/exercised during the year	1,466,847	459,213
Number of RSU/PSU’s outstanding at the end of the year	1,222,271	2,762,509
Vested/exercisable and not exercised	-	-

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

The weighted average remaining contractual life for RSU’s outstanding as at March 31, 2022 was 2.24 years (March 31, 2021: 2.45).

The range of exercise prices for RSU’s outstanding at the end of the year is Nil (March 31, 2021: Nil).

During the year ended March 31, 2022, share based compensation cost for these RSU’s is recognized under personnel expenses amounting to INR 198,366 (March 31, 2021: 66,113 and March 31, 2020: 2,826). Refer to Note 11.

The following tables list the inputs to the model used for the years then ended

	31-Mar-21		31-Mar-22
	PSU’s	RSU’s	PSU’s	RSU’s
Weighted average Fair value of ordinary share at the measurement date (USD)	0.77	0.77-1.15	2.12	2.12
Risk-free interest rate (%)	4.83%	3.63%-4.83%	0.61%	0.61%
Expected volatility (%)	54.92%	54.92%	56.27%	56.27%
Expected life	4 years	1 to 4 years	4 years	4 years
Dividend Yield	0%	0%	0%	0%
Model used	Monte Carlo Simulation	Black-Scholes Valuation	Monte Carlo Simulation	Black-Scholes Valuation

The expected life of RSU’s and PSU’s options has been taken as the vesting period.

The expected volatility reflects the assumption based on median of historical volatility on the share prices of the similar entities over a period.